Related Parties	12 Months Ended
Dec. 31, 2018
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Related Parties

Note 20    Related Parties

The Company enters into transactions with related parties in the normal course of business and at the terms that would exist in arm’s-length transactions.

(a) Transactions with certain related parties

Transactions with MFLP, a wholly owned unconsolidated partnership, and MFCT, a wholly owned unconsolidated trust, are described in notes 10, 11 and 18. Refer to note 3(a) for additional transactions with related parties.

(b) Compensation of key management personnel

The Company’s key management personnel are those personnel who have the authority and responsibility for planning, directing and controlling the activities of the Company. Directors (both executive and non-executive) and senior management are considered key personnel. In 2018, this group was expanded to include a greater number of executives. As a result, the 2017 figures below have been restated to align with this larger group. A summary of compensation of key management personnel is as follows.

For the years ended December 31,	2018	2017
Short-term employee benefits	$65	$78
Post-employment benefits	5	5
Share-based payments	50	59
Termination benefits	5	6
Other long-term benefits	2	2
Total	$127	$150